Shareholder Report, Average Annual Return (Details)	12 Months Ended	41 Months Ended	60 Months Ended	71 Months Ended
	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025
Hoya Capital High Dividend Yield ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Hoya Capital High Dividend Yield ETF NAV
Average Annual Return, Percent	14.82%	(1.21%)
Hoya Capital Housing ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Hoya Capital Housing ETF NAV
Average Annual Return, Percent	11.51%		14.17%	13.40%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	18.41%	11.21%
Dow Jones U.S. Real Estate Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Real Estate Total Return Index
Average Annual Return, Percent	14.52%	0.99%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	18.41%		16.85%	15.16%
S&P MidCap 400 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Total Return Index
Average Annual Return, Percent	8.69%		13.01%	10.27%